Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
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Other Financial Assets and Liabilities

7.	Other Financial Assets and Liabilities
Details of other financial assets and liabilities as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Other financial assets
Financial assets at amortized cost 1	￦	671,068	￦	608,389
Financial assets at fair value through profit or loss 1,2,3		809,919		952,319
Financial assets at fair value through other comprehensive income 1,3		258,516		347,877
Derivative used for hedging		7,684		99,453
Less: Non-current		(544,347)		(822,379)

Current	￦	1,202,840	￦	1,185,659

Other financial liabilities
Financial liabilities at amortized cost 4	￦	132,558	￦	263,500
Financial liabilities at fair value through profit or loss		2,682		216,040
Derivatives used for hedging		127,929		18,126
Less: Non-current		(260,676)		(424,859)

Current	￦	2,493	￦	72,807

1
As at December 31, 2021, the Group’s other financial assets amounting to
￦
115,033 million (2020:
￦
104,442 million), which consist of checking account deposits and payment guarantee, are subject to withdrawal restrictions.

2	As at December 31, 2021, MMW(Money Market Wrap) and MMT(Money Market Trust) amounting to ￦ 460,180 million (2020: ￦ 509,068 million) is included in other financial assets.
3
As at December 31, 2021, the Group provided investments in Korea Software Financial Cooperative amounting to
￦
5,794 million (2020:
￦
5,491 million) as a collateral for the payment guarantee provided by the Cooperative.

4	The amount includes liabilities related to the obligation to acquire additional shares in Epsilon Global Communications Pte. Ltd. and BOOK CLUB MILLIE (Note 20).
Details of financial assets at fair value through profit or loss as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Equity Instruments (Listed)	￦	46,449	￦	24,285
Equity Instruments (Unlisted)		83,017		64,835
Debt securities		680,453		862,481
Derivatives held for trading		—		718

Total		809,919		952,319
Less: non-current		(276,109)		(488,040)

Current	￦	533,810	￦	464,279

The maximum exposure of debt instruments of financial assets recognized at fair value through profit or loss to credit risk is the carrying amount as at December 31, 2021.

Details of financial assets at fair value through other comprehensive income as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Equity Instruments (Listed)	￦	6,216	￦	19,079
Equity Instruments (Unlisted)		245,730		234,048
Debt securities		6,570		94,750

Total		258,516		347,877
Less: non-current		(258,516)		(259,435)

Current	￦	—	￦	88,442

Upon disposal of these equity investments, any balance within the accumulated other comprehensive income for these equity investments is not classified to profit or loss, but to retained earnings. Upon disposal of these debt investments, the remaining balance of the accumulated other comprehensive income of debt investments is reclassified to profit or loss.
During the period ended December 31, 2021, the Group sold all Mastercard Inc. shares. The fair value of the shares sold is
￦
206,840 million, and the cumulative amount recognized in comprehensive income after tax is
￦
 76,296 million. Of these,
￦
53,052 million is reclassified as retained earnings attributable to owners of the Controlling Company.
Derivatives used for hedging as at December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
(In millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap 1	￦	—	￦	1,078	￦	—	￦	77
Currency swap 2, 3		7,684		126,189		99,453		18,049
Currency forwards 4		—		662		—		—

Total		7,684		127,929		99,453		18,126
Less: non-current		(2,111)		(126,408)		(67,889)		(242)

Current	￦	5,573	￦	1,521	￦	31,564	￦	17,884

1	The interest rate swap contract is to hedge the risk of variability in future fair value of the borrowings.
2
The currency swap contract is to hedge the risk of variability in cash flow from the borrowings. In applying the cash flow hedge accounting, the Group hedges its exposures to cash flow fluctuation until September 7, 2034.

3	The amount of derivatives subject to the second phase of interest rate indicator reform is 21,635 million, and the Group is considering the impact of switching to alternative indicator interest rates.
4	The currency forward contract is to hedge the risk of variability in cash flow from transactions in foreign currencies due to changes in foreign exchange rate.
The full value of a hedging derivative is classified as a
non-current
asset or liability if the remaining maturity of the hedged item is more than 12 months and, as a current asset or liability, if the maturity of the hedged item is less than 12 months.

The valuation gains and losses on the derivatives contracts for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019						2020						2021
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation Loss		Other comprehensive income 1
Interest rate swap	￦	—	￦	45	￦	(963)	￦	—	￦	—	￦	(567)	￦	—	￦	—	￦	1
Currency swap		72,417		15,784		87,626		—		161,661		(113,175)		203,961		7,206		191,569
Currency forwards		4,858		—		4,858		—		2,049		—		—		—		—

Total	￦	77,275	￦	15,829	￦	91,521	￦	—	￦	163,710	￦	(113,742)	￦	203,961	￦	7,206	￦	191,570

1	The amounts before adjustments of deferred income tax directly reflected in equity and allocation to the non-controlling interest.
The ineffective portion recognized in profit or loss on the cash flow hedge is valuation loss of
￦
 11,825 million for the current period (2019: valuation gain of
￦
4,181 million, 2020: valuation loss of
~~W~~
2,711 million).
The unsettled amount of derivative instruments for the years ended December 31, 2020 and 2021, are as follows:
(i) Hedging instruments

(In millions of Korean won and thousands of foreign currencies)	2020
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	1,768,912	￦	2,037,568	￦	2,111	￦	100,623	￦	(136,852)
JPY	46,000,000		488,924		5,573		13,839		(4,065)
SGD	284,000		245,208		—		13,467		(13,611)

Total		￦	2,771,700	￦	7,684	￦	127,929	￦	(154,528)

(In millions of Korean won and thousands of foreign currencies)	2021
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	2,016,350	￦	2,322,085	￦	93,948	￦	77	￦	186,130
JPY	30,000,000		326,751		—		18,049		(7,199)
SGD	284,000		245,208		5,431		—		18,387
EUR	7,700		10,283		74		—		51

Total		￦	2,904,327	￦	99,453	￦	18,126	￦	197,369

(ii) Hedged item

(In millions of Korean won)
	2020						2021
Currency	Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1		Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1
USD	￦	1,924,576	￦	133,978	￦	19,641	￦	2,401,943	￦	(177,120)	￦	21,826
JPY		484,960		4,228		(2,569)		309,072		7,199		269
SGD		233,510		13,611		2,707		249,108		(15,570)		3,071
EUR		—		—		—		10,336		(53)		18

Total	￦	2,643,046	￦	151,817	￦	19,779	￦	2,970,459	￦	(185,544)	￦	25,184

1	The amounts after adjustments of deferred income tax directly reflected in equity.
Details of financial liabilities at fair value through profit or loss as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Derivatives held for trading 1,2	￦	2,682	￦	216,040

1
The Group signed a shareholder-to-share agreement with financial investors participating in the paid-in capital increase of K Bank for the year period ended December 31, 2021. According to the Drag-Along Right, if K Bank fails to be listed on the terms agreed upon for the date of completion of the acquisition, financial investors may exercise the Drag-Along right to the Group, and the Group may comply or exercise the right to claim for sale. If financial investors exercise the Drag-Along Right, the Group must exercise the right to claim for sale or guarantee the return on the terms agreed upon by financial investors.

2	The amount includes derivatives for redeemable convertible preference shares and convertible bonds issued by the Group (Note 16).
The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019				2020				2021
(In millions of Korean won)	Valuation gain		Valuation loss		Valuation gain		Valuation loss		Valuation gain		Valuation loss
Derivatives held for trading	￦	78	￦	2,014	￦	172	￦	53	￦	51,187	￦	8,741